STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 4 - STOCKHOLDERS’ EQUITY

Warrant Exercise and Issuance

On February 6, 2024, the Company entered into agreements with certain holders of its existing warrants exercisable for an aggregate of 3,351,580 shares of its Common Stock (collectively, the “Existing Warrants”), to exercise their warrants at a reduced exercise price of $2.33 per share, in exchange for the issuance of new warrants (the “New Warrants”) as described below (the “Warrant Exercise and Issuance”). The aggregate gross proceeds from the exercise of the Existing Warrants and the payment of the New Warrants, as described below, was approximately $8.1 million, before deducting cash issuance costs in the amount of $595,364. The reduction of the exercise price of the Existing Warrants and the issuance of the New Warrants was structured as an at-market transaction under Nasdaq rules. Of the 3,351,580 shares of Common Stock underlying the Existing Warrants, 1,201,580 shares issuable to Auctus Fund, LLC (“Auctus”) were held in abeyance as of December 31, 2024, due to Auctus’ maximum beneficial ownership limitation (the “Abeyance Shares”). On March 20, 2025, the Company issued 63,525 of these shares, reducing the remaining Abeyance Shares to 1,138,055. As of September 30, 2025, the Company had issued an aggregate of 2,213,525 shares of Common Stock. Such Abeyance Shares have been fully paid for and are issuable upon notice from Auctus to the Company. See Note 6 – Subsequent Events – for additional details regarding shares issued to Auctus subsequent to September 30, 2025.

In consideration for the immediate exercise of the Existing Warrants for cash and the payment of $0.125 per share underlying the New Warrants, the exercising holders received the New Warrants to purchase shares of Common Stock in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). The New Warrants will be exercisable for a period of five years into an aggregate of 2,513,686 shares of Common Stock at an exercise price of $2.43 per share. The securities offered in the private placement have not been registered under the Securities Act or applicable state securities laws. Accordingly, the securities may not be offered or sold in the United States except pursuant to an effective registration statement or an applicable exemption from the registration requirements of the Securities Act and such applicable state securities laws. As part of the transaction, the Company agreed to file a resale registration statement with the SEC to register the resale of the shares of Common Stock underlying the New Warrants issued in the private placement. Such resale registration statement was filed and was declared effective by the SEC on April 18, 2024. In connection with the transaction described above, the Company entered into a financial advisory services agreement, dated February 5, 2024, with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company has paid Roth a cash fee of approximately $528,000 for its services, in addition to reimbursement for certain expense. During the nine months ended September 30, 2024, the Company incurred an aggregate of $595,364 of cash issuance costs related to the Warrant Exercise and Issuance.

Prior to the Warrant Exercise and Issuance, the Existing Warrants were classified as derivative liabilities. Additionally, the Company analyzed the form of the New Warrants and determined that they should be classified as derivative liabilities in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity. Under the New Warrants, the Company does not control the occurrence of events, such as a tender offer or exchange, that may trigger cash settlement of the New Warrants and not result in a change of control of the Company. As a result, such New Warrants do not meet the criteria for equity treatment. Additionally, certain New Warrants contain adjustments to the settlement amount based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under ASC 815-40 and, accordingly, such New Warrants are not considered indexed to the Company’s own stock and are not eligible for an exception from derivative accounting. See Note 5 – Fair Value Measurement for details regarding the valuation of warrants accounted for as derivative liabilities.

Warrants

See Note 5 – Fair Value of Financial Instruments for details regarding the valuation of warrants accounted for as derivative liabilities.

A summary of the Company’s warrant activity and related information follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	In Years
Outstanding, January 1, 2025	3,951,634	$5.22
Expired	(250)	60.00
Outstanding, September 30, 2025	3,951,384	$5.21	2.55

Exercisable, September 30, 2025	3,951,384	$5.21	2.55

Stock Options

On February 14, 2025, the Company granted options to purchase an aggregate of 2,152,908 shares of the Company’s common stock at an exercise price of $2.46 per share to employees, the Company’s board of directors and a member of the Company’s Scientific Advisory Board. The options had an aggregate grant date fair value of $4,044,250 and vest as follows: (i) options to purchase an aggregate 323,459 shares of common stock vest monthly over one year, and (ii) options to purchase an aggregate of 1,829,449 shares of common stock vest to the extent of 50% immediately with the remainder vesting quarterly over two years commencing one year from the date of grant. The Company is recognizing the grant date fair value of the options on a straight-line basis over the vesting period.

On June 5, 2025, the Company granted an option to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.78 per share to an employee. The option had a grant date fair value of $34,250 and vests to the extent of 50% immediately with the remainder vesting quarterly over two years commencing one year from the date of grant. The Company is recognizing the grant date fair value of the option on a straight-line basis over the vesting period.

On October 13, 2025, the Company granted an option to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.62 per share to an employee. See Note 6 – Subsequent Events for additional details.

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Nine Months Ended
	September 30,
	2025	2024
Risk free interest rate	4.03 - 4.40%	4.14 - 4.30%
Expected term (years)	2.77 - 5.38	2.77 - 5.38
Expected volatility	98.14 - 99.22%	101 - 102%
Expected dividends	0.00%	0.00%

There were no stock options granted during the three months ended September 30, 2025 or 2024. Options granted during the nine months ended September 30, 2025 and 2024 had a weighted average grant date fair value per share of $1.87 and $1.11 per share, respectively.

A summary of the stock option activity during the nine months ended September 30, 2025 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2025	3,263,467	$2.63
Granted	2,177,908	2.45
Exercised	(29,249)	1.45
Forfeited	(149,153)	2.23
Outstanding, September 30, 2025	5,262,973	$2.58	7.8	$-

Exercisable, September 30, 2025	3,805,964	$2.72	7.3	$-

Stock-Based Compensation Expense

The following table presents information related to stock-based compensation expense:

	For the Three Months Ended		For the Nine Months Ended		Unrecognized at	Weighted Average Remaining Amortization
	September 30,		September 30,		September 30,	Period
	2025	2024	2025	2024	2025	(Years)
Research and development	$175,398	$133,333	$1,308,322	$1,314,298
General and administrative	$224,535	$150,912	$1,569,444	$1,322,643
Total	$399,932	$284,245	$2,877,766	$2,636,941	$1,878,612	1.76

The following table presents stock-based compensation by award type:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Options	$399,932	$284,245	$2,877,766	$1,651,903
RSUs	-	-	-	985,038
Total	$399,932	$284,245	$2,877,766	$2,636,941

ATM Sales

During the three months ended September 30, 2025, there were no sales of common stock under the 2024 ATM. During the nine months ended September 30, 2025, the Company sold 965,424 shares of its common stock under the 2024 ATM, generating gross proceeds of $2,011,250. For the nine months ended September 30, 2025, the total commissions and related legal and accounting fees incurred were $72,805, resulting in net proceeds of $1,938,445. During the nine months ended September 30, 2025, the Company reclassified previously capitalized deferred offering costs of $148,697 to additional paid-in capital.

Common Stock Repurchase Program

On June 16, 2025, the Company’s Board of Directors authorized a common stock repurchase program under which the Company may repurchase up to $2,000,000 of its outstanding common stock through June 16, 2026. No repurchases have been made as of September 30, 2025.

Common Stock Issuances

During the three months ended September 30, 2025, there were no issuances of common stock by the Company.

During the nine months ended September 30, 2025, the Company issued 63,525 shares of common stock to Auctus Fund, LLC in partial satisfaction of shares held in abeyance.

During the nine months ended September 30, 2025, the Company issued 29,249 shares of common stock related to the exercise of an option at an exercise price of $1.45 per share, which resulted in gross cash proceeds to the Company of $42,411.

Note 6 - STOCKHOLDERS’ EQUITY

Series A Preferred Stock

On November 8, 2021, in connection with the Company’s public offering, the Company’s Board of Directors adopted a resolution allowing for the designation and issuance of 1,543,158 shares of the Company’s Preferred Stock, $.01 par value per share, designated as Series A Preferred Stock (“Series A”). The Series A had a liquidation preference of $0.001 per share. On September 8, 2022, the Company issued 1,543,158 shares of Series B Preferred Stock (“Series B”) to Auctus Fund, LLC (“Auctus”) in exchange for an equal number of shares of the Company’s outstanding Series A. Simultaneously, the stock certificate representing the Series A shares was being returned to the Company for cancellation. On such date and upon such exchange, the Company’s Board of Directors cancelled the Series A.

Series B Preferred Stock

Effective September 8, 2022, the Company issued 1,543,158 shares of Series B to Auctus in exchange for an equal number of shares of the Company’s outstanding Series A. The terms of the Series B are substantially identical to those of the Series A, except that, among other things, the limitation on beneficial ownership of common stock of the Company upon a conversion of the Series B into Common Stock, and the limitation on the number of votes attributable to the Series B, is 9.99% of the then outstanding Common Stock of the Company instead of 4.99% as provided for the Series A. The Company is required, at all times, to reserve from its authorized and unissued Common Stock a sufficient number of shares to provide for the issuance of Common Stock upon the full conversion of the Series B. The Series B is not subject to redemption by the Company or any Series B holder.

Dividends

Series B holders shall be entitled to receive, when and as declared by the Board of Directors, dividends on a pari passu basis with the holders of the shares of Common Stock based upon the number of shares of Common Stock into which the Series B is then convertible.

Voting Rights

Series B holders shall be entitled to vote on all matters presented to the stockholders of the Company for a vote at a meeting of stockholders of the Company or a written consent in lieu of a meeting of stockholders of the Company, and shall be entitled to such number of votes for each share of Series B entitled to vote at such meetings or pursuant to such consent, voting together with the holders of shares of Common Stock and other shares of preferred stock who are entitled to vote, and not as a separate class, except as required by law. The number of votes to which the Series B holders shall be entitled to vote for each share of Series B shall equal the number of shares of Common Stock into which such Series B is then convertible; provided, however, that in no event shall a Series B holder be entitled to vote more than 9.99% of the then outstanding shares of Common Stock.

Conversion

Optional Conversion - Each share of Series B shall be convertible, at any time and from time to time, at the option of the Series B holder, into one share of Common Stock; provided, however, that in no event shall a Series B holder be entitled to convert any shares of Series B to the extent that such conversion would result in beneficial ownership by such Series B holder of more than 9.99% of the outstanding shares of common stock.

Automatic Conversion - From time to time, in the event that an event occurs which has the effect of reducing a Series B holder’s beneficial ownership of shares of Common Stock to less than 9.5% of the then publicly disclosed outstanding shares of Common Stock, then, within five business days, the Series B holder is required to provide notice to the Company to such effect, which notice shall state the number of shares of Common Stock beneficially owned by the Series B holder and shall provide reasonable detail with regard thereto, including the number of derivative securities compromising a portion of such beneficial share amount. Such notice shall have the effect of a notice of conversion with respect to the conversion of such number of shares of Series B as would increase the Series B holder’s beneficial ownership of Common Stock to 9.99% of the then publicly disclosed outstanding shares of Common Stock.

On October 25, 2022, Auctus converted 25,000 shares of Series B into 25,000 shares of Common Stock. The number of shares of Series B remaining outstanding after this conversion was 1,518,158.

On April 4, 2023, Auctus converted 120,000 shares of Series B into 120,000 shares of Common Stock. As of December 31, 2024, the number of shares of Series B remaining outstanding after giving effect to such conversion was 1,398,158.

2021 Stock Incentive Plan

On March 18, 2021, the Company’s Board of Directors adopted the BioRestorative Therapies, Inc. 2021 Stock Incentive Plan (the “2021 Plan”). The 2021 Plan was approved by the Company’s stockholders on August 17, 2021. Pursuant to the 2021 Plan, a total of 1,175,000 shares of common stock were initially authorized to be issued pursuant to the grant of stock options, restricted stock units, restricted stock, stock appreciation rights and other incentive awards. On December 10, 2021, the Company’s Board of Directors approved an amendment to increase the number of shares of Common Stock authorized to be issued from 1,175,000 to 2,500,000. Such amendment was approved by the Company’s stockholders on November 3, 2022. On July 13, 2023, the Company’s Board of Directors approved an amendment to the 2021 Plan to increase the number of shares of Common Stock authorized to be issued from 2,500,000 to 3,850,000. Such amendment was approved by the Company’s stockholders on September 13, 2023.

On July 23, 2024, the Company’s Board of Directors approved an amendment to the Company’s 2021 Plan to increase the number of shares of common stock authorized to be issued under the 2021 Plan from 3,850,000 to 6,850,000. Such amendment was approved by the Company’s stockholders on September 19, 2024.

Compensatory Common Stock Issuance

During the year ended December 31, 2023, the Company issued 1,442 shares of immediately vested common stock with a value of $7,500 to a consultant for services rendered.

Sales of Common Stock

In April 2023, the Company entered into a Capital on Demand Sales Agreement with JonesTrading Institutional Services LLC (“JonesTrading”) under which the Company had the ability to issue and sell shares of its Common Stock, from time to time, through JonesTrading, up to an aggregate offering price of approximately $6,109,000 in what is commonly referred to as an “at-the-market” (“ATM”) program. During the year ended December 31, 2023, the Company sold 132,827 shares of its Common Stock at a weighted average price of $4.68 per share and raised $494,782 in net proceeds under the JonesTrading ATM program. In November 2024, in connection with the ATM program with Rodman & Renshaw LLC (“Rodman”) discussed below, the Company terminated the Capital on Demand Sales Agreement with JonesTrading.

On July 13, 2023, the Company sold an aggregate of 685,033 shares of Common Stock to several institutional buyers and accredited investors in a registered direct offering at an offering price of $3.03 per share. The offering closed on July 13, 2023 with net proceeds of $1,853,990. The Company intends to use the net proceeds from the offering in connection with its clinical trials with respect to its lead cell therapy candidate, BRTX-100, pre-clinical research and development with respect to its metabolic ThermoStem Program and for general corporate purposes and working capital.

In November 2024, the Company entered into an At The Market Offering Agreement with Rodman, under which the Company currently has the ability to issue and sell shares of its Common Stock, from time to time, through Rodman, up to an aggregate offering price of approximately $3,614,000 in an ATM program. See Note 10 - Subsequent Events – Common Stock Sales.

Warrant Exercise and Issuance

On February 6, 2024, the Company entered into agreements with certain holders of its existing warrants exercisable for an aggregate of 3,351,580 shares of its Common Stock (collectively, the “Existing Warrants”), to exercise their warrants at a reduced exercise price of $2.33 per share, in exchange for the issuance of new warrants (the “New Warrants”) as described below (the “Warrant Exercise and Issuance”). The aggregate gross proceeds from the exercise of the Existing Warrants and the payment of the New Warrants, as described below, was approximately $8.1 million, before deducting cash issuance costs in the amount of $595,364. The reduction of the exercise price of the Existing Warrants and the issuance of the New Warrants was structured as an at-market transaction under Nasdaq rules. Of the 3,351,580 shares of Common Stock issuable upon the exercise of the Existing Warrants, through December 31, 2024, the Company had issued an aggregate of 2,150,000 shares of Common Stock. The remaining 1,201,580 shares of Common Stock, which are issuable to Auctus Fund, LLC (“Auctus”), are being held in abeyance due to Auctus’ maximum beneficial ownership limitation (the “Abeyance Shares”). Such Abeyance Shares have been fully paid for and are issuable upon notice from Auctus to the Company.

In consideration for the immediate exercise of the Existing Warrants for cash and the payment of $0.125 per share underlying the New Warrants, the exercising holders received the New Warrants to purchase shares of Common Stock in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). The New Warrants will be exercisable for a period of five years into an aggregate of 2,513,686 shares of Common Stock at an exercise price of $2.43 per share. The securities offered in the private placement have not been registered under the Securities Act or applicable state securities laws. Accordingly, the securities may not be offered or sold in the United States except pursuant to an effective registration statement or an applicable exemption from the registration requirements of the Securities Act and such applicable state securities laws. As part of the transaction, the Company agreed to file a resale registration statement with the SEC to register the resale of the shares of Common Stock underlying the New Warrants issued in the private placement. Such resale registration statement was filed and was declared effective by the SEC on April 18, 2024.

In connection with the transaction described above, the Company entered into a financial advisory services agreement, dated February 5, 2024, with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company has paid Roth a cash fee of approximately $528,000 for its services, in addition to reimbursement for certain expense. During the year ended December 31, 2024, the Company incurred an aggregate of $595,364 of cash issuance costs related to the Warrant Exercise and Issuance.

Prior to the Warrant Exercise and Issuance, the Existing Warrants were classified as derivative liabilities. Additionally, the Company analyzed the form of the New Warrants and determined that they should be classified as derivative liabilities in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity. Under the New Warrants, the Company does not control the occurrence of events, such as a tender offer or exchange, that may trigger cash settlement of the New Warrants and not result in a change of control of the Company. As a result, such New Warrants do not meet the criteria for equity treatment. Additionally, certain New Warrants contain adjustments to the settlement amount based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under ASC 815-40 and, accordingly, such New Warrants are not considered indexed to the Company’s own stock and are not eligible for an exception from derivative accounting. See Note 9– Fair Value Measurement for details regarding the valuation of the Existing Warrants and New Warrants.

The Company determined the Warrant Exercise and Issuance to be an exchange by investors of Existing Warrants with an aggregate fair value of $1,115,334 along with aggregate cash consideration of $8,123,392 (consisting of $7,809,181 paid to exercise the Existing Warrants and $314,211 paid for the New Warrants) for an aggregate of 3,351,580 shares of common stock with an aggregate fair value of $4,742,244, New Warrants with an aggregate fair value of $2,189,420 and aggregate cash issuance costs of $595,364 and, accordingly, the Company recorded a gain on exchange of warrants of $1,711,698 during the year ended December 31, 2024.

Warrant Activity Summary

A summary of the warrant activity during the year ended December 31, 2024 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	In Years
Outstanding, January 1, 2024	4,791,019	$10.57
Granted	2,513,686	2.43
Exercised	(3,351,580)	2.33
Expired	(1,491)	1,770
Outstanding, December 31, 2024	3,951,634	$5.22	3.30

Exercisable, December 31, 2024	3,951,634	$5.22	3.30

The weighted average estimated fair value of the warrants granted during the year ended December 31, 2024 was $0.87 per warrant. See Note 9 – Fair Value Measurement – for details regarding the fair value estimates of the Warrants that are classified as derivative liabilities. The Company did not issue any warrants during the year ended December 31, 2023.

The following table presents information related to stock warrants at December 31, 2024:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$2.43	2,513,686	4.1	2,513,686
$2.92	51,370	2.9	51,370
$10.00	1,150,358	1.9	1,150,358
$12.00	235,970	1.9	235,970
$60.00	250	0.0	250
	3,951,634		3,951,634

Stock Options

A summary of the option activity during the year ended December 31, 2024 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2024	1,466,892	$4.11
Granted	1,934,716	1.45
Exercised	-	-
Forfeited	(138,141)	1.76
Outstanding, December 31, 2024	3,263,467	$2.63	7.5	$-
Exercisable, December 31, 2024	2,499,132	$2.95	7.1	$-

The weighted average grant date fair value of the stock options granted during the years ended December 31, 2024 and 2023 was $1.45 and $3.00, respectively.

The following table presents information related to stock options at December 31, 2024:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$1.45	1,825,067	8.1	1,138,579
$2.91	626,215	6.7	548,368
$5.08	812,185	5.9	812,185
	3,263,467		2,499,132

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2024	2023
Risk free interest rate	4.14 - 4.30%	4.22%
Expected term (years)	2.77 - 5.38	3.5
Expected volatility	101 - 102%	175.00%
Expected dividends	0.00%	0.00%

Restricted Stock Units

Pursuant to the 2021 Plan, the Company may grant restricted stock units (“RSUs”) to employees, consultants or non-employee directors (“Eligible Recipients”). The number, terms and conditions of the RSUs that are granted to Eligible Recipients are determined on an individual basis by the 2021 Plan administrator. On the distribution date, the Company shall issue to the Eligible Recipient one unrestricted, fully transferable share of the Company’s common stock (or the fair market value of one such share in cash) for each vested and nonforfeitable RSU.

A summary of the unvested RSUs as of December 31, 2024 is as follows:

Number of Shares
Non-vested at January 1, 2024	97,827
Granted	-
Vested	(97,827)
Forfeited	-
Non-vested at December 31, 2024	-

Stock-Based Compensation Expense

The following table presents information related to stock-based compensation expense:

	For the Years Ended December 31,		Unrecognized at December 31,	Weighted Average Remaining Amortization Period
	2024	2023	2024	(Years)
General and administrative	$2,812,566	$7,782,967	$774,470	0.95
Total	$2,812,566	$7,782,967	$774,470	0.95